OPERATING DATA - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Finished products	$ 5,906	$ 5,743
Production in process	5,343	5,101
Raw materials	6,639	7,137
Manufacturing supplies, spare parts and other	2,199	1,877
Total	20,087	19,858
Spare parts	1,500	1,400
Manufacturing and other	$ 700	$ 500